ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 26.6%
	CONTAINERS & PACKAGING - 1.9%
55,000	Graphic Packaging Holding Company	$ 828,300

	MULTI ASSET CLASS REIT - 2.5%
35,000	American Assets Trust, Inc.	662,550
60,000	Armada Hoffler Properties, Inc.	397,200
		1,059,750
	REAL ESTATE OWNERS & DEVELOPERS - 3.8%
65,000	AMREP Corporation(a)	1,222,000
91,924	Nam Tai Property, Inc.(a)	395,273
		1,617,273
	RETAIL REIT - 9.5%
112,674	Alpine Income Property Trust, Inc.	1,883,909
45,000	CTO Realty Growth, Inc.	828,450
30,000	Saul Centers, Inc.	945,900
30,000	Whitestone REIT	416,700
		4,074,959
	SELF-STORAGE REIT - 1.9%
35,271	Global Self Storage, Inc.	179,882
20,000	Smartstop Self Storage REIT, Inc.	618,800
		798,682
	SOFTWARE - 2.1%
41,629	Ingram Micro Holding Corporation	888,363

	SPECIALTY FINANCE - 0.0%(b)
8,844	Marblegate Capital Corporation(a)	18,572

	TECHNOLOGY SERVICES – 4.9%
27,855	Euronet Worldwide, Inc.(a)	2,120,045

	TOTAL COMMON STOCKS (Cost $13,108,745)	11,405,944

	EXCHANGE-TRADED FUND — 2.2%
	EQUITY - 2.2%
10,000	iShares U.S. Real Estate ETF (Cost $937,317)	938,900

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares					Fair Value
	PREFERRED STOCK — 2.0%
	OIL & GAS PRODUCERS — 2.0%
35,400	NGL Energy Partners, L.P. - Series B (Cost $824,643)				848,892

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.7%
	AUTO LOAN — 0.4%
155,000	First Investors Auto Owner Trust 2022-2 Series 2A D(c)		8.7100	10/16/28	159,367

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
36,275	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.2150	03/25/37	28,999
27,255	MFA 2020-NQM2 Trust Series NQM2 A3(c),(d)		1.9470	04/25/65	26,821
179,152	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(e)	TSFR1M + 0.160%	4.1660	02/25/37	141,671
					197,491
	HOME EQUITY — 0.4%
160,537	Terwin Mortgage Trust 2004-7HE Series 7HE A3(c),(e)	TSFR1M + 1.400%	5.2460	07/25/34	158,297

	NON AGENCY CMBS — 15.3%
477,000	CFCRE Commercial Mortgage Trust 2016-C6 Series C6 C(d)		4.1600	11/10/49	439,513
115,000	Citigroup Commercial Mortgage Trust 2017-C4 Series C4 AS		3.7640	10/12/50	111,957
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(c),(d)		3.8710	03/10/46	60,472
76,832	COMM 2015-CCRE25 Mortgage Trust Series CR25 D(d)		3.4870	08/10/48	74,404
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(c)		2.8670	02/10/48	75,872
16,125	COMM 2015-LC23 Mortgage Trust Series LC23 C(d)		4.6950	10/10/48	15,615
150,000	COMM 2016-CR28 Mortgage Trust Series CR28 B(d)		4.5930	02/10/49	146,792
5,589	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.3990	11/15/48	5,568
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	96,081
120,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 C(d)		4.9040	01/15/49	114,666
185,000	DBJPM 2016-C3 Mortgage Trust Series C3 B		3.2640	08/10/49	177,239
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.1230	07/15/48	42,699
1,617	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.2830	10/15/48	1,598
150,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 Series C2 AS		3.4840	06/15/49	141,161
145,000	JPMDB Commercial Mortgage Securities Trust 2017-C7 Series C7 B		3.9850	10/15/50	137,832
1,125,000	MHP 2021-STOR Series STOR A(c),(e)	TSFR1M + 0.814%	4.5650	07/15/38	1,124,003
2,910	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.6990	10/15/46	2,776
450,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C28 C(d)		4.5830	01/15/49	391,041
1,576,483	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(f)		1.8060	10/10/48	4,431

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 19.7% (Continued)
	NON AGENCY CMBS — 15.3% (Continued)
370,000	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 B		3.9330	10/10/48	$ 356,564
1,500,000	TPG Trust 2025-INFL Series INFL B(c),(e)	TSFR1M + 1.800%	5.5500	08/15/30	1,503,359
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	210,958
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		3.8580	05/15/48	70,143
711,150	Wells Fargo Commercial Mortgage Trust 2016-C33 Series C33 C		3.8960	03/15/59	687,263
100,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series C36 B(d)		3.6710	11/15/59	95,549
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	98,040
243,665	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.1450	08/15/46	235,598
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.1450	08/15/46	144,803
					6,565,997
	OTHER ABS — 3.1%
915,000	Coinstar Funding, LLC Series 2017-1 Series 2017-1A A2(c)		5.2160	04/25/47	1,046,760
305,918	RAM 2024-1, LLC Series 1 A(c)		6.6690	02/15/39	306,008
					1,352,768

	TOTAL ASSET BACKED SECURITIES (Cost $7,992,233)				8,433,920

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
	CMBS — 0.3%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(f)		2.7190	01/25/49	114,203

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
579,255	Government National Mortgage Association Series 2019-110 SE(e),(f)	TSFR1M + 5.986%	2.2520	09/20/49	67,421

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $185,211)				181,624

	CONVERTIBLE BONDS — 2.3%
	REAL ESTATE INVESTMENT TRUSTS — 2.3%
1,000,000	Braemar Hotels & Resorts, Inc. (Cost $942,500)		4.5000	06/01/26	979,125

	CORPORATE BONDS — 22.2%
	APPAREL & TEXTILE PRODUCTS — 2.1%
8,000,000	Boras V-tyget 1 A.B.(e)	STIB3M + 5.750%	7.7040	04/29/27	890,138

	GAS & WATER UTILITIES — 1.3%
588,000	Superior Plus, L.P. / Superior General Partner,(c)		4.5000	03/15/29	574,382

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.2% (Continued)
	INSURANCE — 3.3%
1,700,000	Genworth Holdings, Inc.(d)	TSFR3M + 2.264%	6.1160	11/15/36	$ 1,427,543

	INTERNET MEDIA & SERVICES — 1.9%
848,000	Getty Images, Inc.		11.2500	02/21/30	795,890

	OIL & GAS PRODUCERS — 2.2%
899,000	Summit Midstream Holdings, LLC(c)		8.6250	10/31/29	932,722

	OIL & GAS SERVICES & EQUIPMENT — 2.1%
850,000	Forum Energy Technologies, Inc.		10.5000	11/07/29	880,095

	SPECIALTY FINANCE — 2.3%
1,000,000	Arbor Realty SR, Inc.(c)		8.5000	10/15/27	1,002,307

	SPECIALTY REIT — 2.3%
1,000,000	Outfront Media Capital, LLC / Outfront Media(c)		5.0000	08/15/27	1,005,980

	TELECOMMUNICATIONS — 1.5%
6,600,000	ASP Data Center A/S(c),(e)	NIBOR3M + 7.000%	11.2200	03/03/28	657,834

	TRANSPORTATION & LOGISTICS — 3.2%
1,359,794	Hawaiian Airlines 2013-1 Class A Pass Through Series 2013-1A		3.9000	01/15/26	1,358,640

	TOTAL CORPORATE BONDS (Cost $9,232,391)				9,525,531

	TERM LOANS — 4.7%
	LEISURE FACILITIES & SERVICES — 4.7%
2,045,997	Bally's Corporation(e) (Cost $1,886,541)		7.3690	10/02/28	2,021,005

	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY MBS OTHER — 0.9%
240,923	Ginnie Mae II Pool MA8867		5.5000	05/20/53	242,037
121,734	Ginnie Mae II Pool MA9007		6.5000	07/20/53	124,702
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $364,537)				366,739

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 18.5%
MONEY MARKET FUND - 18.5%
7,927,194	First American Treasury Obligations Fund, Class X, 3.68% (Cost $7,927,194) (g)	$ 7,927,194

	TOTAL INVESTMENTS - 99.5% (Cost $43,401,312)	$ 42,628,874
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	239,601
	NET ASSETS - 100.0%	$ 42,868,475

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust
NIBOR3M	- Norwegian Interbank Offered Rate 3 month
STIB3M	- Stockholm Interbank Offered Rate 3 month
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 month
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $8,634,185 or 20.1% of net assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(e)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Interest only securities.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2025.

ALPHACENTRIC REAL INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Depreciation
To Buy:	To Sell:
United States Dollars	Norwegian Krone	01/15/2026	US Bank	6,535,000	$ 648,359	$ (497)
United States Dollars	Swedish Krona	01/15/2026	US Bank	8,085,000	878,883	(21,823)
					$ 1,527,242	$ (22,320)

Total						$ (22,320)